The Nature of Expenses - Schedule of Depreciation of Property, Plant and Equipment (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Expenses By Nature Explanatory [line items]
Depreciation expense		$ 35,693,033	$ 33,686,561	$ 35,801,230
Cost Of Sales [Member]
Disclosure Of Expenses By Nature Explanatory [line items]
Depreciation expense		31,599,910	29,980,415	31,660,279
Operating Expenses [Member]
Disclosure Of Expenses By Nature Explanatory [line items]
Depreciation expense	[1]	$ 4,093,123	$ 3,706,146	$ 4,140,951

[1]	(i) Operating expenses are inclusive of selling and distribution expenses, general and administrative expenses and research and development expenses.